Going Concern and Management Plans (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 12, 2016	Oct. 25, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	May 12, 2014
Working capital	$ 2,354,435	$ 3,710,160
Accumulated deficit	(8,747,758)	(6,674,813)			$ (4,157,176)		$ (1,268,646)	$ (446,349)
Cash and cash equivalents	$ 3,054,308	$ 4,155,444			$ 2,730,105	$ 3,414,421	$ 4,329,496	$ 687,739	$ 489,640
Subsequent Event [Member]
Estimated cash and cash equivalent			$ 3,800,000
Subsequent Event [Member] | National Science Foundation [Member]
Estimated cash and cash equivalent				$ 2,800,000